Basis of Preparation	12 Months Ended
Jul. 31, 2021
Basis Of Presentation [Abstract]
Basis of Preparation

3.   Basis of Preparation

i.    Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ('IASB").

These consolidated financial statements were approved and authorized for issue by the Board of Directors on October 29, 2021.

ii.   Basis of Measurement

The consolidated financial statements have been prepared on an historical cost basis except for certain financial instruments which are carried at fair value and biological assets carried at fair value less cost to sell, as detailed in the Company's accounting policies.

iii. Functional and Presentation Currency

The consolidated financial statements are presented in Canadian dollars, which is the parent's functional currency. Each entity within the Company determines its own functional currency based on the primary economic environment in which it operates.

iv.  Uncertainty of COVID-19 Pandemic

In March 2020, the World Health Organization declared the outbreak of COVID-19 a global pandemic. More recently, outbreaks of COVID-19 variants across the globe continue to prolong the pandemic. In response to the outbreak, governmental authorities in Canada and internationally have introduced various recommendations and measures to try to limit the pandemic, including travel restrictions, border closures, non-essential business closures, quarantines, self-isolations, shelters-in-place and social distancing. These measures are continuously monitored and modified by the applicable governmental authorities in Canada and certain of these remained in effect as at July 31,  2021.

The production and sale of cannabis in Canada was deemed an essential service throughout the year ended July 31,2021 and 2020. However, the industry was impacted by the COVID-19 restriction of limited in store shopping at retailers. The Company regularly monitors the impact of the ongoing pandemic on all aspects of its business and operations and as of July 31, 2021, we have not observed any material changes to the Company’s operations.

v.    Share Consolidation

The Company finalized a share consolidation on the basis of four pre-consolidation common shares for one post-consolidation common share (4:1) by way of shareholder approval at the annual and special meeting of shareholders held December 11, 2020 (the "Share Consolidation"). The Share Consolidation was effected by the filing of articles of amendment to the Company's articles under the Business Corporations Act (Ontario) on December 18, 2020. All balances of common shares, common share purchase warrants, stock options and restricted share units herein are reflective of the Share Consolidation (unless otherwise noted).

Basis of Consolidation

SUBSIDIARIES

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity and be exposed to, or have rights to, the variable returns from its activities. The financial statements of subsidiaries are consolidated from the date that control commences until the date that control ceases. All intercompany transactions, balances, and unrealized gains and losses are eliminated upon consolidation.

Non-controlling interest ("NCI") represents the portion of equity ownership in subsidiaries not attributable to the Company's shareholders. NCI is initially measured as the proportionate share of its interest in the acquiree's identifiable net assets as at the date of acquisition and subsequently adjusted for the proportionate share of net earnings and other comprehensive income (loss) attributable to the NCI, as well as any dividends or distributions paid to the NCI. Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of loss and comprehensive loss, statements of changes in equity and balance sheets respectively.

Principal Operating Subsidiaries	Jurisdiction	Interest Held	Principal Activity
HEXO Operations Inc.	Quebec, Canada	100%	To produce and sell cannabis and cannabis products under the Cannabis Act.

HEXO USA Inc.	Delaware, USA	100%	To facilitate expansion into the US market.

Zenabis Global Inc.	British Columbia, Canada	100%	To produce and sell cannabis and cannabis products under the Cannabis Act.

Keystone Isolation Technologies Inc. ("KIT'')	Ontario, Canada	60%	To provide the Company with extraction technology to supply of CBD and THC to supply the Canadian and global market for cannabis derivatives

Keystone Isolation Technologies USA LLC. ("KIT USA'')	Colorado, USA	100%	To allow for in state, HEXO controlled cannabis extraction activity to support the manufacturing of CBD beverages and future products in the U.S. (where permissible)

JOINT ARRANGEMENTS

Investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. The Company currently holds interests in joint ventures but has no interest in joint operations.

Joint ventures

Interests in joint ventures are accounted for using the equity method (see "Equity Method" below), after initially being recognized at cost in the consolidated balance sheet.

The following are the Company's joint venture however, none are considered material to the Company:

Joint Venture	Jurisdiction	Interest Held	Principal Activity
Belleville Complex Inc.	Ontario, Canada	25%	The venture was established to manage the property of the Belleville facility.

Associate

Associates are all entities over which the Company has significant influence but not control or joint control. This is generally the case where the Company holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see "Equity Method" below), after initially being recognized at cost.

The following associates are significant to the Company; however, only Truss Limited Partnership is considered material to the Company:

Significant associates	Jurisdiction	Interest Held	Principal Activity
Truss Limited Partnership ("Truss LP")	Ontario, Canada	42.5%	To pursue opportunities to develop non- alcoholic, cannabis infused beverages for the Canadian market.
Truss CBD USA LLP ("Truss CBD US")	Colorado USA	42.5%	To explore opportunities for non-alcoholic hemp derived CBD beverages in the State of Colorado.

EQUITY METHOD

Under the equity method of accounting, investments in associate and joint ventures are initially recognized at cost and adjusted thereafter to recognize the Company's share of the post-acquisition profits or losses of the investee in profit or loss, and the Company's share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

Where the Company's share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Company and its associates and joint ventures are eliminated to the extent of the Company's interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Company.

The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in note 4(m).

OPERATING SEGMENTS

An operating segment is a component of the Company for which discrete financial information is available and whose operating results are regularly reviewed by the entity's chief operating decision maker, the board of directors, to make decisions about resources to be allocated to the segment and assess its performance, and that engages in business activities from which it may earn revenue and incur expenses. The Company only has one operating segment.